Cover	Jun. 25, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 25, 2026
Entity File Number	001-42514
Entity Registrant Name	Archimedes Tech SPAC Partners II Co.
Entity Central Index Key	0002028516
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2093 Philadelphia Pike #1968
Entity Address, City or Town	Claymont
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19703
City Area Code	725
Local Phone Number	312-2430
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one Ordinary Share, par value $0.0001 per share, and one-half of one redeemable Warrant
Trading Symbol	ATIIU
Security Exchange Name	NASDAQ
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ATII
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	ATIIW
Security Exchange Name	NASDAQ